Financial and capital risk management (Details 11) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 5,765	$ 7,566
Cash And Cash Equivalents Current [Member] | Aa 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	507	721
Cash And Cash Equivalents Current [Member] | Aa 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	32
Cash And Cash Equivalents Current [Member] | A 1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	2,139	2,918
Cash And Cash Equivalents Current [Member] | A 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	1	1
Cash And Cash Equivalents Current [Member] | A 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	887	1,339
Cash And Cash Equivalents Current [Member] | Baa 1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure		2
Cash And Cash Equivalents Current [Member] | Baa 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	13	55
Cash And Cash Equivalents Current [Member] | Baa 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	28
Cash And Cash Equivalents Current [Member] | Ba 1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	1,383	1,658
Cash And Cash Equivalents Current [Member] | Ba 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	775	872
Derivatives [member]
IfrsStatementLineItems [Line Items]
Credit exposure	1,035	617
Derivatives [member] | Aa 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	7	1
Derivatives [member] | A 1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	307	169
Derivatives [member] | A 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	17
Derivatives [member] | A 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	104	61
Derivatives [member] | Ba 1 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	295	198
Derivatives [member] | Ba 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Credit exposure	$ 305	$ 188